Unaudited Interim Condensed Consolidated Statements of Comprehensive Income (Parentheticals) - $ / shares		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Ordinary shares – diluted	[1]	$ 0.23	$ 0.05
Ordinary shares – diluted	[1]	159,525,286	150,000,000

[1]	The share and per share data has been retroactively restated to reflect the current capital structure of the Company.